Other Operating Income, Net	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Operating Income, Net
29.	Other operating income, net

	2019	2018	2017
Other operating income	208,245	20,682	23,764

Recovery of charges and expenses	53,453	6,873	3,165
Reversal of operating provisions	9,767	2,641	2,684
Revenue from incentives from Tesouro Direto and B3	101,615	9,931	4,226
Other	43,410	1,237	13,689
Other operating expenses	(54,888)	(51,971)	(31,468)

Legal proceedings and agreement with customers	(9,499)	(16,385)	(18,370)
Tax incentive expenses	(10,265)	(2,015)	(2,980)
Losses on write-off and disposal of assets	(7,060)	(11,064)	(1,503)
Fines and penalties	(1,191)	(7,446)	(2,755)
Associations and regulatory fees	(4,216)	(3,059)	(2,073)
Charity	(6,751)	(5,938)	(50)
Other	(15,906)	(6,064)	(3,737)

Total	153,357	(31,289)	(7,704)